Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 15,498	$ 13,262
Additions	7,650	5,230
Amortization expense	(3,935)	(2,146)	$ (1,109)
Foreign currency translation difference	791	(848)
Ending Balance	20,004	15,498	13,262
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	2,294	2,337
Additions	48	315
Amortization expense	(253)	(205)
Foreign currency translation difference	140	(153)
Ending Balance	2,529	2,294	2,337
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	6,874	3,266
Additions	7,248	4,915
Amortization expense	(2,784)	(1,098)
Foreign currency translation difference	262	(209)
Ending Balance	11,600	6,874	3,266
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	6,330	7,659
Additions	54
Amortization expense	(898)	(843)
Foreign currency translation difference	389	(486)
Ending Balance	$ 5,875	$ 6,330	$ 7,659